10. CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Debt Disclosure [Abstract]
Summary of convertible notes
	March 31, 2020	September 30, 2019
Convertible note- Clayton A. Struve	$1,071,000	$1,071,000
Convertible note- Ronald P. Erickson	1,184,066	1,184,066
2019 Debt offering	4,242,490	4,242,515
2020 Debt offering	715,000	-
less conversions	(3,809,975)	-
less debt discount - beneficial conversion feature	(316,894)	(1,273,692)
less debt discount - warrants	(169,635)	(616,719)
less debt discount - warrants issued for services related to debt offering	(176,722)	(652,919)
	$2,739,330	$3,954,251

	September 30, 2019	September 30, 2018
Convertible Redeemable Note – Clayton A. Struve	$1,071,000	$1,071,000
Convertible Redeemable Note – J3E2A2Z LP	1,184,066	1,184,066
2019 Convertible Notes	4,242,490	-
	6,497,556	2,255,066

less debt discount – beneficial conversion feature	(1,273,667)	-
less debt discount – warrants	(616,729)	-
less debt discount – warrants issued for services related to debt offering	(652,919)	-
	$3,954,241	$2,255,066